UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06671

DWS Global High Income Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

DWS Global High Income Fund, Inc.
		Principal Amount ($) (a)	Value ($)
Bonds 111.6%
Australia 3.2%
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		25,000	25,750
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		340,000	340,000
144A, 6.375%, 2/1/2016		640,000	649,600
144A, 6.875%, 4/1/2022		70,000	69,300
144A, 7.0%, 11/1/2015		925,000	945,813

(Cost $2,025,547)			2,030,463
Bermuda 3.6%
Digicel Ltd., 144A, 8.25%, 9/1/2017 (Cost $2,291,343)		2,200,000	2,293,500
Brazil 14.5%
Banco Bradesco SA:
144A, 5.75%, 3/1/2022		425,000	422,875
144A, 5.9%, 1/16/2021		2,000,000	2,035,000
Banco do Brasil SA:
3.875%, 10/10/2022		635,000	560,387
144A, 6.25%, 12/31/2049		625,000	518,750
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	122,132
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,000,000	2,130,000
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		1,545,000	1,684,050
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		577,088	0
Petrobras International Finance Co., 5.375%, 1/27/2021		1,770,000	1,762,628

(Cost $10,448,050)			9,235,822
Canada 7.8%
Bombardier, Inc., 144A, 5.75%, 3/15/2022		930,000	939,300
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		185,000	182,687
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		90,000	90,000
144A, 8.75%, 6/1/2020		60,000	63,000
Garda World Security Corp., 144A, 9.75%, 3/15/2017		5,000	5,363
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,250,000	1,281,250
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		45,000	45,337
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		30,000	30,750
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		60,000	60,000
144A, 6.5%, 3/15/2021		675,000	688,500
Novelis, Inc.:
8.375%, 12/15/2017		20,000	21,550
8.75%, 12/15/2020		130,000	143,325
Telesat Canada, 144A, 6.0%, 5/15/2017		1,025,000	1,045,500
Videotron Ltd., 5.0%, 7/15/2022		230,000	227,700
VPII Escrow Corp., 144A, 6.75%, 8/15/2018		115,000	121,325

(Cost $4,909,979)			4,945,587
Cayman Islands 4.9%
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		500,000	538,750
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		65,000	65,162
7.5%, 11/1/2019		45,000	47,250
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		205,000	228,575
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,055,000	2,198,850

(Cost $3,017,640)			3,078,587
Chile 3.6%
Corporacion Nacional del Cobre de Chile, REG S, 5.625%, 9/21/2035		2,000,000	2,051,074
Inversiones CMPC SA, 144A, 4.375%, 5/15/2023		250,000	237,767

(Cost $1,881,913)			2,288,841
Croatia 5.1%
Republic of Croatia:
REG S, 144A, 6.25%, 4/27/2017		280,000	298,606
144A, 6.375%, 3/24/2021		1,770,000	1,872,129
REG S, 6.625%, 7/14/2020		1,000,000	1,075,000

(Cost $3,034,489)			3,245,735
Dominican Republic 1.7%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,053,909)		1,000,000	1,080,000
Germany 0.5%
Techem GmbH, 144A, 6.125%, 10/1/2019 (Cost $260,750)	EUR	200,000	287,356
Ghana 1.2%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $727,885)		720,000	787,500
Hong Kong 2.2%
CNOOC Finance 2012 Ltd., 144A, 3.875%, 5/2/2022		530,000	522,310
Pacnet Ltd., 144A, 9.25%, 11/9/2015		850,000	858,500

(Cost $1,402,021)			1,380,810
Indonesia 0.8%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $500,000)		500,000	492,500
Japan 0.2%
eAccess Ltd., 144A, 8.25%, 4/1/2018 (Cost $105,000)		105,000	114,975
Kazakhstan 2.6%
KazMunayGas National Co. JSC:
144A, 4.4%, 4/30/2023		250,000	231,563
Series 2, REG S, 9.125%, 7/2/2018		1,150,000	1,400,125

(Cost $1,327,794)			1,631,688
Lithuania 2.7%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	1,135,000
144A, 7.375%, 2/11/2020		500,000	605,750

(Cost $1,529,124)			1,740,750
Luxembourg 9.0%
Aguila 3 SA, 144A, 7.875%, 1/31/2018		245,000	253,575
Altice Financing SA, 144A, 7.875%, 12/15/2019		200,000	213,000
Altice Finco SA, 144A, 9.875%, 12/15/2020		200,000	219,000
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,170,000	1,096,875
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		105,000	100,800
144A, 6.625%, 12/15/2022		1,040,000	1,063,400
7.25%, 10/15/2020		260,000	281,450
7.5%, 4/1/2021		325,000	353,844
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		120,000	126,300
144A, 8.125%, 6/1/2023		15,000	16,125
MHP SA, 144A, 8.25%, 4/2/2020		645,000	591,787
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	194,000
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		210,000	203,700
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		40,000	39,200
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	425,000	594,799
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	110,000	150,729
144A, 6.75%, 8/15/2024	EUR	110,000	152,412
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		30,000	30,600

(Cost $5,735,163)			5,681,596
Marshall Islands 0.0%
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019 (Cost $10,359)		10,000	10,775
Mexico 1.2%
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	6,000,000	449,411
Grupo Televisa SAB, 7.25%, 5/14/2043	MXN	2,000,000	132,811
Petroleos Mexicanos, 5.5%, 6/27/2044		215,000	196,403

(Cost $841,906)			778,625
Netherlands 1.9%
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		1,000,000	1,100,200
New World Resources NV, 144A, 7.875%, 1/15/2021	EUR	260,000	103,767

(Cost $1,402,253)			1,203,967
Peru 1.1%
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		325,000	306,313
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	410,550

(Cost $742,624)			716,863
Philippines 4.0%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,919,511)		1,800,000	2,520,000
Serbia 1.6%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		276,351	266,734
144A, 7.25%, 9/28/2021		760,000	777,252

(Cost $991,703)			1,043,986
Sweden 0.8%
Cyfrowy Polsat Finance AB, 144A, 7.125%, 5/20/2018	EUR	200,000	286,025
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		210,000	216,300

(Cost $465,382)			502,325
Turkey 2.8%
Akbank TAS, 144A, 5.125%, 7/22/2015		1,390,000	1,419,774
Arcelik AS, 144A, 5.0%, 4/3/2023		435,000	384,975

(Cost $1,830,119)			1,804,749
Ukraine 1.5%
Government of Ukraine, 144A, 7.95%, 2/23/2021 (Cost $1,038,504)		1,000,000	921,200
United States 20.9%
AES Corp., 4.875%, 5/15/2023		15,000	14,250
Air Lease Corp., 4.75%, 3/1/2020		50,000	49,500
AMC Entertainment, Inc., 8.75%, 6/1/2019		500,000	541,250
AMC Networks, Inc., 7.75%, 7/15/2021		10,000	11,200
AmeriGas Finance LLC:
6.75%, 5/20/2020		50,000	53,125
7.0%, 5/20/2022		50,000	53,250
Antero Resources Finance Corp., 7.25%, 8/1/2019		40,000	42,200
Arch Coal, Inc., 7.0%, 6/15/2019		15,000	12,263
Asbury Automotive Group, Inc., 144A, 8.375%, 11/15/2020		10,000	11,150
Ashland, Inc., 144A, 3.875%, 4/15/2018		25,000	25,188
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		160,000	170,000
Avis Budget Car Rental LLC, 144A, 5.5%, 4/1/2023		35,000	34,475
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		35,000	37,625
Axiall Corp., 144A, 4.875%, 5/15/2023		10,000	9,500
B&G Foods, Inc., 4.625%, 6/1/2021		40,000	38,650
BC Mountain LLC, 144A, 7.0%, 2/1/2021		30,000	31,200
Berry Petroleum Co.:
6.375%, 9/15/2022		35,000	35,700
6.75%, 11/1/2020		35,000	36,225
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		50,000	51,000
Calpine Corp., 144A, 7.875%, 7/31/2020		192,000	208,320
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		20,000	20,450
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		40,000	38,400
144A, 6.375%, 9/15/2020		165,000	170,362
Chaparral Energy, Inc., 7.625%, 11/15/2022		10,000	10,225
Chesapeake Energy Corp., 3.25%, 3/15/2016		90,000	89,775
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		20,000	21,250
CIT Group, Inc., 4.25%, 8/15/2017		925,000	945,812
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		70,000	72,450
Series B, 6.5%, 11/15/2022		185,000	193,325
CNH Capital LLC, 3.625%, 4/15/2018		65,000	63,862
Community Health Systems, Inc., 7.125%, 7/15/2020		35,000	35,831
Constellation Brands, Inc., 3.75%, 5/1/2021		40,000	37,400
Continental Resources, Inc., 4.5%, 4/15/2023		10,000	9,725
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		145,000	151,525
Cricket Communications, Inc., 7.75%, 10/15/2020		350,000	398,125
Crown Media Holdings, Inc., 10.5%, 7/15/2019		20,000	22,350
Dana Holding Corp., 5.375%, 9/15/2021 (b)		50,000	50,125
Delphi Corp., 5.0%, 2/15/2023		45,000	46,800
Denbury Resources, Inc., 4.625%, 7/15/2023		90,000	82,350
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	23,625
DISH DBS Corp., 5.0%, 3/15/2023		75,000	70,312
Ducommun, Inc., 9.75%, 7/15/2018		65,000	72,150
E*TRADE Financial Corp.:
6.0%, 11/15/2017		214,000	222,560
6.375%, 11/15/2019		65,000	69,062
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		20,000	19,200
EarthLink, Inc., 144A, 7.375%, 6/1/2020		40,000	39,500
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		25,000	14,000
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		10,000	10,825
11.0%, 10/1/2021		85,000	92,225
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		83,431	85,517
Equinix, Inc.:
4.875%, 4/1/2020		45,000	44,550
5.375%, 4/1/2023		120,000	119,100
7.0%, 7/15/2021		35,000	38,325
Exopack Holding Corp., 10.0%, 6/1/2018		30,000	31,350
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		100,000	109,375
First Data Corp.:
144A, 7.375%, 6/15/2019		55,000	57,750
144A, 10.625%, 6/15/2021		25,000	25,375
Florida East Coast Railway Corp., 8.125%, 2/1/2017		75,000	79,500
Ford Motor Credit Co., LLC, 5.0%, 5/15/2018		1,000,000	1,084,132
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,050
Frontier Communications Corp.:
7.125%, 1/15/2023		160,000	158,400
7.625%, 4/15/2024		20,000	20,200
8.125%, 10/1/2018		600,000	669,000
GenCorp, Inc., 144A, 7.125%, 3/15/2021		130,000	137,150
General Motors Financial Co., Inc., 144A, 3.25%, 5/15/2018		15,000	14,663
Harron Communications LP, 144A, 9.125%, 4/1/2020		90,000	99,450
HCA, Inc.:
6.5%, 2/15/2020		165,000	181,706
7.5%, 2/15/2022		120,000	135,300
Hertz Corp., 144A, 4.25%, 4/1/2018		1,530,000	1,524,262
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	26,000
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		30,000	32,475
IAC/InterActiveCorp., 4.75%, 12/15/2022		35,000	33,075
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	41,300
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	97,375
4.625%, 4/15/2021		60,000	57,525
5.75%, 5/15/2016		15,000	15,806
6.25%, 5/15/2019		35,000	36,925
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		80,000	84,800
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		40,000	41,600
Level 3 Financing, Inc., 8.125%, 7/1/2019		25,000	27,125
LKQ Corp., 144A, 4.75%, 5/15/2023		50,000	47,938
Memorial Production Partners LP, 7.625%, 5/1/2021		20,000	19,400
Meritor, Inc.:
6.75%, 6/15/2021		35,000	34,825
10.625%, 3/15/2018		500,000	545,000
MetroPCS Wireless, Inc., 144A, 6.625%, 4/1/2023		40,000	40,800
MGM Resorts International, 7.625%, 1/15/2017		55,000	61,875
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		40,000	40,200
Midstates Petroleum Co., Inc., 144A, 9.25%, 6/1/2021		125,000	122,812
Murray Energy Corp., 144A, 8.625%, 6/15/2021		10,000	10,150
National CineMedia LLC, 7.875%, 7/15/2021		35,000	38,150
NII Capital Corp., 7.625%, 4/1/2021		80,000	64,200
Norcraft Companies LP, 10.5%, 12/15/2015		500,000	520,000
Nortek, Inc., 8.5%, 4/15/2021		70,000	75,775
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		10,000	10,275
Oasis Petroleum, Inc.:
6.875%, 1/15/2023		25,000	26,438
7.25%, 2/1/2019		55,000	58,713
PNK Finance Corp., 144A, 6.375%, 8/1/2021 (b)		50,000	50,375
PolyOne Corp., 144A, 5.25%, 3/15/2023		100,000	98,000
Range Resources Corp., 5.0%, 3/15/2023		15,000	15,000
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		15,000	14,100
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		25,000	23,875
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021		225,000	221,906
SandRidge Energy, Inc., 7.5%, 3/15/2021		65,000	64,350
Sealed Air Corp., 144A, 5.25%, 4/1/2023		10,000	9,725
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		20,000	19,900
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		55,000	55,000
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		35,000	36,400
Smithfield Foods, Inc., 6.625%, 8/15/2022		25,000	26,438
Sprint Communications, Inc., 6.0%, 11/15/2022		60,000	57,750
Starz LLC, 5.0%, 9/15/2019		30,000	30,225
Sun Products Corp., 144A, 7.75%, 3/15/2021		65,000	66,300
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		40,000	38,500
Tenet Healthcare Corp., 144A, 4.375%, 10/1/2021		60,000	55,200
Titan International, Inc., 144A, 7.875%, 10/1/2017		25,000	26,563
TransDigm, Inc., 144A, 7.5%, 7/15/2021		80,000	84,800
U.S. Airways Group, Inc., 6.125%, 6/1/2018		40,000	38,300
U.S. Foods, Inc., 8.5%, 6/30/2019		15,000	15,975
Univision Communications, Inc., 144A, 8.5%, 5/15/2021		10,000	11,000
Visteon Corp., 6.75%, 4/15/2019		56,000	59,780
Windstream Corp.:
6.375%, 8/1/2023		45,000	42,750
7.75%, 10/1/2021		650,000	692,250

(Cost $12,904,459)			13,261,846
Uruguay 5.9%
Republic of Uruguay, 4.125%, 11/20/2045 (Cost $4,638,860)		4,685,716	3,772,001
Venezuela 6.3%
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		410,000	377,200
Republic of Venezuela:
7.65%, 4/21/2025		900,000	670,500
10.75%, 9/19/2013		2,949,000	2,956,372

(Cost $3,914,183)			4,004,072

Total Bonds (Cost $70,950,470)			70,856,119
Loan Participations and Assignments 17.7%
Senior Loans ** 6.4%
Canada 0.5%
Valeant Pharmaceuticals International, Inc.:
Term Loan D1, 3.5%, 2/13/2019		160,000	161,766
Term Loan C1, 3.5%, 12/11/2019		155,000	156,792

(Cost $315,394)			318,558
Germany 0.1%
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/1/2019 (Cost $40,000)		40,000	40,044
United States 5.8%
Albertson's LLC:
Term Loan B1, 4.25%, 3/21/2016		72,438	72,861
Term Loan B2, 4.75%, 3/21/2019		47,262	47,587
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		178,650	180,649
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		19,950	20,158
First Data Corp., Term Loan, 4.191%, 3/24/2017		130,000	130,183
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		665,000	671,647
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		310,000	313,543
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		317,285	317,416
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		312,641	315,230
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		270,852	270,107
Term Loan B2, 4.25%, 8/7/2019		129,025	129,240
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		134,663	134,902
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		34,059	34,187
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		530,000	537,510
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		7,617	7,644
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/2018		124,466	124,920
Term Loan B1, 4.25%, 3/15/2018		54,183	54,381
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018		98,081	98,439
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		169,150	170,207
WP Prism, Inc., Term Loan, 6.25%, 5/31/2018 (PIK)		110,000	110,138

(Cost $3,710,975)			3,740,949
Sovereign Loans 11.3%
Russia 10.5%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,000,000	1,054,600
Rosneft Oil Co., 144A, 3.149%, 3/6/2017		215,000	212,581
Russian Agricultural Bank OJSC:
144A, 5.1%, 7/25/2018		200,000	200,675
REG S, 7.75%, 5/29/2018		1,370,000	1,541,250
Sberbank of Russia, 144A, 6.125%, 2/7/2022		200,000	212,500
Vimpel Communications, 144A, 6.493%, 2/2/2016		1,500,000	1,571,250
VTB Bank OJSC:
144A, 6.315%, 2/22/2018		500,000	523,750
144A, 6.875%, 5/29/2018		1,270,000	1,362,075

(Cost $6,383,674)			6,678,681
Ukraine 0.8%
Ukreximbank, REG S, 8.375%, 4/27/2015 (Cost $500,690)		500,000	483,750

Total Loan Participations and Assignments (Cost $10,950,733)			11,261,982

		Contract Amount	Value ($)
Call Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.583% - Receive Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/20161		200,000	13,984
Pay Fixed Rate - 3.635% - Receive Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016 2		600,000	40,098
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016 3		600,000	37,722

Total Call Options Purchased (Cost $68,670)			91,804

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $81,969,873) †		129.4	82,209,905
Notes Payable		(36.2)	(23,006,525)
Other Assets and Liabilities, Net		6.8	4,297,979

Net Assets		100.0	63,501,359

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	577,088	USD	1,012,035	0

*	Non-income producing security.
**
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment.  As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report.  Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of July 31, 2013.

†
The cost for federal income tax purposes was $81,972,148.  At July 31, 2013, net unrealized appreciation for all securities based on tax cost was $237,757.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,594,400 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,356,643.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (c)

Call Options
Receive Fixed - 4.083% - Pay Floating - LIBOR	5/11/2016 5/11/2026	200,000	1	5/9/2016	6,800	(10,042)
Receive Fixed - 4.135% - Pay Floating - LIBOR	4/27/2016 4/27/2026	600,000	2	4/25/2016	22,200	(28,605)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	600,000	3	4/20/2016	21,390	(26,818)
Total					50,390	(65,465)

(c)	Unrealized depreciation on written options on interest rate swap contracts at July 31, 2013 was $15,075.

Counterparties:
1	Bank of America
2	Citibank, Inc.
3	Nomura International PLC
As of July 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

GBP	124,100	USD	188,754	8/15/2013	(12)	Citigroup, Inc.
EUR	1,168,500	USD	1,533,791	8/15/2013	(20,805)	Citigroup, Inc.
EUR	14,573	USD	19,238	8/15/2013	(150)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(20,967)

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(d)
Bonds	$—	$70,856,119	$0	$70,856,119
Loan Participations and Assignments	—	11,261,982	—	11,261,982
Other Receivable***	—	—	266,953	266,953
Derivatives(e)
Purchased Options	—	91,804	—	91,804
Total	$—	$82,209,905	$266,953	$82,476,858
Liabilities
Derivatives(e)
Written Options	$—	$(65,465)	$—	$(65,465)
Forward Foreign Currency Exchange Contracts	$—	$(20,967)	$—	$(20,967)
Total	$—	$(86,432)	$—	$(86,432)

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include value of options purchased, written options, at value, and unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 other receivable for which significant unobservable inputs were used in determining value:

	Bonds	Other Receivable***	Total
Balance as of October 31, 2012	$—	$899,002	$899,002
Realized gains (loss)	—	650,308	650,308
Change in unrealized appreciation (depreciation)	(6,216)	(632,049)	(638,265)
Amortization premium/discount	1,830	—	1,830
Purchases	—	—	—
(Sales)	—	(650,308)	(650,308)
Transfers into Level 3 (f)	4,386	—	4,386
Transfers (out) of Level 3	—	—	—
Balance as of July 31, 2013	$0	$266,953	$266,953
Net change in unrealized appreciation (depreciation) from bonds and other receivable still held as of July 31, 2013	$(6,216)	$(632,049)	$(638,265)

(f)
During the period ended July 31, 2013, the amount of transfers between Level 2 and Level 3 was $4,386. The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.
***Lehman Brothers International issued a Claims Determination Deed for the Fund as a partial settlement for a loss written off by the Fund in 2008.  Other receivable represents the fair value of this pending claim. Realized gain/sale recognizes a partial payment received.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts	Options
Foreign Exchange Contracts	$(20,967)	$—
Interest Rate Contracts	$—	$(38,209)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013